Revenue and Deferred Revenue (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue and Deferred Revenue
Note 3-Revenue and Deferred Revenue
Contract Revenue
Angion’s contract revenue has been generated from payments received pursuant to a license agreement (the “Vifor License”) with Vifor International, Ltd. (“Vifor Pharma”), with headquarters located in Switzerland. Angion recognized revenue from upfront payments over the term of its estimated period of performance using a cost-based input method under Topic 606.
Vifor License Agreement
In November 2020, Angion entered into a license agreement with Vifor Pharma, granting Vifor Pharma global rights (excluding China, Taiwan, Hong Kong and Macau) to develop, manufacture and commercialize ANG-3777 in all therapeutic, prophylactic and diagnostic uses for renal indications, including forms of acute kidney injury (AKI), and congestive heart failure (collectively, the Renal Indications). Pursuant to the Vifor License, Angion received $60.0 million in upfront and equity payments, including $30.0 million in up-front cash received in November 2020, and a $30.0 million equity investment, $5.0 million of which was a convertible note that subsequently converted into common stock with the IPO and $25.0 million of which was received in the Concurrent Private Placement with Angion’s IPO. Angion is also eligible to receive post-approval milestones of up to approximately $260.0 million and sales-related milestones of up to $1.585 billion, providing a total potential deal value of up to $1.925 billion (subject to certain specified reductions and offsets), plus tiered royalties on net sales of ANG-3777 at royalty rates of up to 40%. Under the Vifor License, Angion is responsible for executing a pre-specified clinical development plan designed to obtain regulatory approvals of ANG-3777 for delayed graft function (DGF) and AKI associated with cardiac surgery involving cardiopulmonary bypass (CSA-AKI). Based on the ANG-3777 clinical trial data disclosed in the fourth quarter of 2021, Angion does not expect to receive any additional clinical, post-approval, or sales milestones, or royalties, as it does not intend to continue to pursue the clinical development plan for ANG-3777 set forth in the Vifor License.
On October 26, 2021, Angion announced that its Phase 3 trial of ANG-3777 in DGF did not achieve its primary endpoint and the data from the Phase 3 trial was not expected to provide sufficient evidence to support an indication in the studied DGF population. On December 9, 2021, Angion announced its Phase 2 trial of ANG-3777 in CSA-AKI did not achieve its primary endpoint and the data from the Phase 2 trial was not expected to provide sufficient evidence to support a Phase 3 trial in the studied CSA-AKI population. Angion and Vifor continue to analyze data from the CSA-AKI trial. In 2022, Angion and Vifor Pharma continue to work to complete the planned analyses of the results of the clinical trials announced in the fourth quarter of 2021 and to discuss the future of the collaboration based upon such analyses.
Vifor Pharma may terminate the Vifor License at its sole discretion upon the earlier of (i) the acceptance for filing of an NDA covering products incorporating ANG-3777 filed with the FDA (after completion of the relevant Phase 3 clinical trial for such products), or (ii) the third anniversary of the effective date of the Vifor License. Both Angion and Vifor Pharma may terminate the Vifor License in its entirety if the other is in material breach of the Vifor
License and has not cured the breach (if curable) within 60 days, or 90 days for incurable breach. In certain circumstances, in the event of Angion’s material breach of the Vifor License, Vifor Pharma may terminate the Vifor License with respect to certain major markets. In addition, both parties have the right to terminate the Vifor License upon insolvency of the other party.
Angion identified the following performance obligations in the Vifor License based upon the clinical development plan for ANG-3777: (1) the global license (excluding greater China), (2) the development services, including the clinical development services including a post-approval confirmatory study, the technical development services and regulatory services and (3) the required participation on Joint Committees for coordination and oversight. Angion determined that the license is not capable of being distinct due to the specialized nature of the development services to be provided by Angion, and, accordingly, this promise was combined with the development services and participation in the joint committees as one single performance obligation.
In order to determine the transaction price, Angion evaluated all the payments to be received during the duration of the contract. Certain milestones and additional fees were considered variable consideration, which were not included in the transaction price at contract inception. Angion determined the transaction price at the inception of the Vifor License was $15.0 million, which represents 50% of the $30.0 million upfront payment due to the potential setoff defined in the contract.
Based on the ANG-3777 clinical trial data disclosed in the fourth quarter of 2021 and Angion’s decision to discontinue the current clinical development plan for ANG-3777 DGF as described above, Angion adjusted the transaction price to include an additional $15.0 million in previously constrained variable consideration. Angion also reassessed the performance period as Angion is currently closing out the planned analyses from both trials. As of September 30, 2022, Angion has completed substantially all performance obligation under the Vifor License and had recognized all deferred revenue under the agreement.
Using the cost-based input method, Angion recognizes revenue based on actual costs incurred as a percentage of total estimated costs as Angion completes its performance obligation. The cumulative effect of revisions to estimated costs to complete Angion’s performance obligation will be recorded in the period in which changes are identified and amounts can be reasonably estimated. These actual costs consist primarily of internal full time equivalent (FTE) efforts and third-party contract costs related to the Vifor License.
For the three months ended September 30, 2022 and 2021, Angion recognized contract revenue related to the Vifor License of zero and $1.5 million, respectively. For the nine months ended September 30, 2022 and 2021, Angion recognized contract revenue related to the Vifor License of $2.3 million and $2.4 million, respectively. As of September 30, 2022 and December 31, 2021, zero and $2.3 million, respectively, was recorded as deferred revenue, current, on the condensed consolidated balance sheets related to the Vifor License.

Note 3-Revenue and Deferred Revenue
Grant Revenue
Angion’s grants and contracts reimburse Angion for direct and indirect costs relating to the grant projects and also provide it with a pre-negotiated profit margin on total direct and indirect costs of the grant award, excluding subcontractor costs, after giving effect to directly attributable costs and allowable overhead costs. Funds received from grants and contracts are generally deemed to be earned and recognized as revenue as allowable costs are incurred during the grant or contract period and the right to payment is realized.
For the years ended December 31, 2021 and 2020, Angion recognized grant revenue of $0.8 million and $2.7 million, respectively.
Contract Revenue
Angion’s contract revenue has been generated from payments received pursuant to a license agreement (the “Vifor License”) with Vifor International, Ltd. (“Vifor Pharma”) with headquarters located in Switzerland. Angion recognized revenue from upfront payments over the term of its estimated period of performance using a cost-based input method under Topic 606. Angion expects to continue recognizing revenue from upfront payments related to the Vifor License using the cost-based input method.
Vifor License Agreement
In November 2020, Angion entered into a license agreement with Vifor Pharma, granting Vifor Pharma global rights (excluding China, Taiwan, Hong Kong and Macau) to develop, manufacture and commercialize ANG-3777 in all therapeutic, prophylactic and diagnostic uses for renal indications, including forms of acute kidney injury (AKI), and congestive heart failure (collectively, the Renal Indications). Pursuant to the Vifor License, Angion received $60 million in upfront and equity payments, including $30 million in up-front cash received in November 2020, and a $30 million equity investment, $5 million of which was a convertible note that subsequently converted into common stock with the Angion and $25 million of which was received in the Concurrent Private Placement with Angion’s IPO. Angion is also eligible to receive post-approval milestones of up to approximately $260.0 million and sales-related milestones of up to $1.585 billion, providing a total potential deal value of up to $1.925 billion (subject to certain specified reductions and offsets), plus tiered royalties on net sales of ANG-3777 at royalty rates of up to 40%. Under the Vifor License, Angion is responsible for executing a pre-specified clinical development plan designed to obtain regulatory approvals of ANG-3777 for delayed graft function (DGF) and AKI associated with cardiac surgery involving cardiopulmonary bypass (CSA-AKI). Based on the ANG-3777 clinical trial data disclosed in the fourth quarter of 2021, Angion does not expect to receive any additional clinical, post-approval, or sales milestones, or royalties, as it does not intend to continue to pursue the clinical development plan for ANG-3777 set forth in the Vifor License.
On October 26, 2021, Angion announced that its Phase 3 trial of ANG-3777 in DGF did not achieve its primary endpoint and the data from the Phase 3 trial was not expected to provide sufficient evidence to support an indication in the studied DGF population. On December 9, 2021, Angion announced its Phase 2 trial of ANG-3777 in CSA-AKI did not achieve its primary endpoint and the data from the Phase 2 trial was not expected to provide sufficient evidence to support a Phase 3 trial in the studied CSA-AKI population. Angion and Vifor continue to analyze data from the CSA-AKI trial. Angion does not intend to continue the clinical development plan for ANG-3777 set forth in the Vifor License, which had included a Phase 3 study in CSA-AKI and a Phase 4 confirmatory study in DGF. In 2022, Angion and Vifor Pharma continue to work to complete the planned analyses of the results of the clinical trials announced in the fourth quarter of 2021 and to discuss the future of the collaboration based upon such analyses.
Vifor Pharma may terminate the Vifor License at its sole discretion upon the earlier of (i) the acceptance for filing of an NDA covering products incorporating ANG-3777 filed with the FDA (after completion of the relevant Phase 3 clinical trial for such products), or (ii) the third anniversary of the effective date of the Vifor License. Both Angion and Vifor Pharma may terminate the Vifor License in its entirety if the other is in material breach of the Vifor License and has not cured the breach (if curable) within 60 days, or 90 days for incurable breach. In certain circumstances, in the event of Angion’s material breach of the Vifor License, Vifor Pharma may terminate the Vifor License with respect to certain major markets. In addition, both parties have the right to terminate the Vifor License upon insolvency of the other party.
Angion identified the following performance obligations in the Vifor License based upon the clinical development plan for ANG-3777: (1) the global license (excluding greater China), (2) the development services, including the clinical development services including a post-approval confirmatory study, the technical development services and regulatory services and (3) the required participation on Joint Committees for coordination and oversight. Angion determined that the license is not capable of being distinct due to the specialized nature of the development services to be provided by Angion, and, accordingly, this promise was combined with the development services and participation in the joint committees as one single performance obligation.
In order to determine the transaction price, Angion evaluated all the payments to be received during the duration of the contract. Certain milestones and additional fees were considered variable consideration, which were not included in the transaction price at contract inception. Angion determined that the transaction price at the inception of the Vifor License is $15.0 million, which is 50% of the $30.0 million upfront payment due to the potential setoff defined in the contract. Angion will re-evaluate the transaction price in each reporting period and as uncertain events are resolved or other changes in circumstances occur.
In the fourth quarter of 2021, Angion reported topline results from two ANG-3777 clinical trials under the Vifor License. Angion determined it will no longer continue the current clinical development plan for ANG 3777 DGF and CSA-AKI, which had included a Phase 3 study for CSA-AKI and a Phase 4 confirmatory study in DGF, given neither trial achieved statistical significance on its primary endpoint. In connection therewith, Angion adjusted the transaction price to include $15.0 million in previously constrained variable consideration. As of December 31, 2021, Angion concluded that it has significantly satisfied the performance obligation under Vifor License and will fully conclude the ANG-3777 project by the end of 2022.
Using the cost-based input method, Angion recognizes revenue based on actual costs incurred as a percentage of total estimated costs as Angion completes its performance obligation. The cumulative effect of revisions to estimated costs to complete Angion’s performance obligation will be recorded in the period in which changes are identified and amounts can be reasonably estimated. These actual costs consist primarily of internal full time equivalent (FTE) efforts and third-party contract costs related to the Vifor License.
Angion reassessed the performance period as Angion is currently closing out the planned analyses from both trials but does not intend to continue the clinical development plan for ANG-3777 set forth in the Vifor License, which had included a Phase 3 study for CSA-AKI and a Phase 4 confirmatory study in DGF, given these clinical results. As such, the estimated date to fully conclude ANG-3777 by the end of December 2022 was determined to represent the completion of Angion’s performance obligation under the Vifor License. Additionally, Angion revised the total estimated costs for completion of the performance obligation to reflect the winding down of ANG-3777-
related studies. The performance period is expected to end in the fourth quarter of 2022 instead of the fourth quarter of 2026. The effect of this change in estimate was an increase in contract revenue by $24.2 million, a reduction in net loss by $24.2 million and an increase in basic and diluted earnings per share by $0.86 for the year ended December 31, 2021.
For the years ended December 31, 2021 and 2020, Angion recognized license revenue related to the Vifor License of $27.5 million and $0.2 million. As of December 31, 2021, $2.3 million was recorded as the current portion of deferred revenue on the consolidated balance sheet related to the Vifor License. As of December 31, 2020, $29.8 million was recorded as deferred revenue on the consolidated balance sheet related to the Vifor License.